Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Stock Option Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014	Dec. 31, 2011
Stock Option Activity [Abstract]
Number of Shares Subject to Option	22,050,733	6,618,233	679,744	6,618,233	1,077,744
Weighted-Average Exercise Price	$ 0.04	$ 0.11	$ 2.82	$ 0.11	$ 5.47
Exercisable as of September 30, 2014	2,333,983	2,330,650	477,538
Exercisable as of September 30, 2014	$ 0.21	$ 0.28	$ 2.82
Granted	15,450,000	6,400,000	46,875
Granted	$ 0.02	$ 0.03	$ 0.26
Forfeited/cancelled/expired	(17,500)	461,511	444,875
Forfeited/cancelled/expired	$ (6.62)	$ 3.29	$ 9.08